Property, Plant and Equipment - Summary of Cost Evolution for Exploratory Wells in Evaluation Stage (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment Cost Evolution [line items]
Amount at beginning of year	$ 699,087	$ 354,443
Amount at end of year	1,069,011	699,087	$ 354,443
Disclosure of Property plant and Equipment Cost evolution for the exploratory wells in evaluation stage [member]
Disclosure Of Property Plant And Equipment Cost Evolution [line items]
Amount at beginning of year	4,067	1,236	1,475
Additions pending the determination of proved reserves	5,229	2,179	758
Decreases charged to exploration expenses	(1,036)	(382)	(591)
Reclassifications to mineral property, wells and related equipment with proved reserves	(2,716)	(703)	(581)
Translation difference	2,912	1,737	175
Amount at end of year	$ 8,456	$ 4,067	$ 1,236